POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2012
Post Balance Sheet Events Tables [Abstract]
Subsequent Event Statement Tables [Text Block]

2012
(EUR in millions)
ASSETS
Cash and balances with central banks	2,065
Due from banks	4,693
Financial assets at fair value through profit or loss and derivatives	2,598
Loans and advances to customers	43,171
Investment securities	9,469
Other assets	5,657
Total assets	67,653

LIABILITIES
Due to banks	31,819
Derivative financial instruments	2,677
Due to customers	30,752
Debt securities in issue & other borrowed funds	1,365
Other liabilities	1,695
Total liabilities	68,308

Source: Eurobank’s published, audited by statutory auditor, consolidated financial statements for the year ended December 31, 2012, prepared in accordance with IFRS as adopted in the European Union.

2012
(EUR in millions)
ASSETS
Due from banks	3
Investment property	122
Other assets	1
Total assets	126

LIABILITIES
Due to banks	55
Derivative financial instruments	4
Other liabilities	10
Total liabilities	69

Source: Unaudited financial information.

2012
(EUR in millions)
12-month period ended December 31, 2012
Net Interest Income before provisions for loan losses	37
Provisions for loan losses	(12)
Net Interest Income after provisions for loan losses	25
Non Interest Inome/ expense	(28)
Income / (loss) before income tax	(3)

December 31, 2012
Shareholder's Equity	101
Net Loans	901
Investment Securities	148
Deposits	890